Report for the Calendar Year or Quarter Ended:	March 31, 2003
Check here if Amendment  [    ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					[    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	Kenneth M. Ligon
Title:	Secretary/Treasurer
Phone:	772-778-0552
Signature, Place and Date of Signing: ________________________

	Kenneth M. Ligon 	Vero Beach, FL		April 23, 2003

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	36

Form 13F Information Table Value Total:	$157,182

List of Other Managers Included:		NONE


ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
SOLE
D
AMERICAN INTERNATIONAL GP
COM
026874107
6369
128796
128796
128796
D
ANHEUSER-BUSCH COS
COM
035229103
5833
125150
125150
125150
D
AUTOMATIC DATA PROCESSING
COM
053015103
4873
158250
158250
158250
D
BARD (CR) INC.
COM
067383109
2865
45430
45430
45430
D
BELLSOUTH CORP
COM
079860102
277
12793
12793
12793
D
BRISTOL MYERS SQUIBB CO.
COM
110122108
222
10525
10525
10525
D
CISCO SYSTEMS
COM
17275R102
3066
236212
236212
236212
D
CITIGROUP, INC.
COM
172967101
8274
240175
240175
240175
D
COMPASS BANCSHARES
COM
20449H109
3825
122335
122335
122335
D
CONOCOPHILLIPS
COM
20825C104
4476
83500
83500
83500
D
EXXON MOBIL CORP
COM
30231G102
8754
250462
250462
250462
D
GENERAL ELECTRIC
COM
369604103
6929
271723
271723
271723
D
HEWLETT PACKARD
COM
428236103
222
14267
14267
14267
D
HORMEL
COM
440452100
4004
189125
189125
189125
D
JOHNSON & JOHNSON
COM
478160104
8434
145739
145739
145739
D
MCGRAW HILL CO'S
COM
580645109
4864
87505
87505
87505
D
MEDTRONIC INC
COM
585055106
6961
154269
154269
154269
D
MERCK & CO.
COM
589331107
6844
124933
124933
124933
D
METROPOLITAN LIFE INS. CO
COM
59156R108
2579
97750
97750
97750
D
MICROSOFT
COM
594918104
7179
296518
296518
296518
D
NORTHERN TRUST
COM
665859104
2807
92200
92200
92200
D
ORACLE CORP
COM
68389X105
3279
302210
302210
302210
D
PEPSICO
COM
713448108
6602
165055
165055
165055
D
PFIZER INC
COM
717081103
7317
234819
234819
234819
D
PITNEY-BOWES
COM
724479100
4337
135860
135860
135860
D
POLARIS INDUSTRIES
COM
731068102
5036
101285
101285
101285
D
PROCTOR & GAMBLE
COM
742718109
3930
44130
44130
44130
D
ROYAL DUTCH PETROL.
COM
780257804
472
11575
11575
11575
D
SCHERING PLOUGH CORP
COM
806605101
230
12915
12915
12915
D
SONOCO PRODUCTS CO.
COM
835495102
3079
147090
147090
147090
D
STATE STREET CORP
COM
857477103
6049
191230
191230
191230
D
SUNGARD DATA SYSTEMS
COM
867363103
2004
94095
94095
94095
D
TALBOTS, INC
COM
874161102
4136
160680
160680
160680
D
UNITED PARCEL SERVICE
COM
911312106
4662
81785
81785
81785
D
VIACOM CL B
COM
925524308
5743
157248
157248
157248
D
WAL-MART
COM
931142103
649
12479
12479
12479
S
REPORT SUMMARY
36
RECORDS
157182
0
OTHER MANAGERS